Discontinued Operations - Assets and Liabilities Classified as Held For Sale (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets held for sale	$ 36.9	$ 28.4
Noncurrent assets held for sale	27.0	30.5
Current liabilities held for sale	14.9	20.0
Blow Molding Business | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accounts receivable, net	6.5	7.3
Inventories, net	19.3	17.9
Prepaid and other current assets	1.5	3.2
Current assets held for sale	27.3	28.4
Property and equipment, net	25.3	27.4
Goodwill	0.6	0.6
Intangible assets, net	1.1	2.5
Noncurrent assets held for sale	27.0	30.5
Accounts payable	6.1	6.0
Advanced billings and deposits	5.6	10.4
Accrued salaries, wages and other compensation	1.9	2.2
Other current liabilities	1.3	1.4
Current liabilities held for sale	$ 14.9	$ 20.0